Employee Benefits - Analysis of Net Liability and Net Period Cost for Employee Benefit (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	$ 143,516,143	$ 137,923,317
Net period cost (benefit)
Net period cost (benefit)	16,971,936	15,979,152	$ 18,688,374
Mexico [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	119,265,063	112,031,055
Net period cost (benefit)
Net period cost (benefit)	14,601,940	13,673,155	15,507,652
Puerto Rico [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	7,227,422	8,859,265
Net period cost (benefit)
Net period cost (benefit)	170,389	538,681	548,550
Brazil [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	7,401,235	6,303,584
Net period cost (benefit)
Net period cost (benefit)	369,624	587,552	724,587
Europe [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	8,919,884	9,971,256
Net period cost (benefit)
Net period cost (benefit)	1,750,101	1,176,028	1,753,872
Ecuador [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	479,762	519,239
Net period cost (benefit)
Net period cost (benefit)	40,498	(29,743)	111,353
El Salvador [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	113,508	135,299
Net period cost (benefit)
Net period cost (benefit)	15,190	14,384	19,081
Nicaragua [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	53,974	62,327
Net period cost (benefit)
Net period cost (benefit)	10,937	11,502	18,561
Honduras [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	55,295	41,292
Net period cost (benefit)
Net period cost (benefit)	$ 13,257	$ 7,593	$ 4,718